SP Funds S&P 500 Sharia Industry Exclusions ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary Products - 3.1%
D.R. Horton, Inc.	22,333	$3,228,459
Deckers Outdoor Corp.(a)	11,816	1,028,937
Masco Corp.	17,370	1,253,419
Nike, Inc. - Class B	98,234	3,837,020
PulteGroup, Inc.	15,965	2,016,699
Ralph Lauren Corp. - Class A	2,827	980,686
Tapestry, Inc.	17,215	2,124,159
Tesla, Inc.(a)	227,071	83,550,775
		98,020,154

Consumer Staple Products - 2.4%
Church & Dwight Co., Inc.	19,976	1,993,205
Clorox Co.	9,580	935,774
Colgate-Palmolive Co.	66,988	6,016,862
Estee Lauder Cos., Inc. - Class A	19,409	1,985,541
Hershey Co.	11,674	2,057,076
Kenvue, Inc.	160,037	3,021,499
Kimberly-Clark Corp.	26,836	2,896,946
McCormick & Co., Inc.	20,321	1,101,805
Mondelez International, Inc. - Class A	107,416	6,667,311
Monster Beverage Corp.(a)	116,332	5,341,965
PepsiCo, Inc.	110,657	15,529,603
Procter & Gamble Co.	189,774	27,540,003
		75,087,590

Financial Services - 0.1%
Equifax, Inc.	9,625	1,820,665
Fair Isaac Corp.(a)	1,404	1,610,683
		3,431,348

Health Care - 11.8%
Abbott Laboratories	141,048	15,566,057
AbbVie, Inc.	144,077	36,944,224
ABIOMED, Inc., CVR(a)(b)	405	—
Agilent Technologies, Inc.	23,648	3,631,387
Align Technology, Inc.(a)	5,124	818,764
Becton Dickinson & Co.	23,720	4,461,969
Biogen, Inc.(a)	11,604	2,514,007
Bio-Techne Corp.	12,959	937,065
Boston Scientific Corp.(a)	122,663	5,924,623
Cardinal Health, Inc.	19,606	4,599,960
Cencora, Inc.	15,813	5,117,087

Charles River Laboratories International, Inc.(a)	3,302	$951,769
Cooper Cos., Inc.(a)	15,963	1,118,847
Danaher Corp.	52,309	11,171,110
Dexcom, Inc.(a)	32,406	2,950,890
Edwards Lifesciences Corp.(a)	48,089	4,364,077
Eli Lilly & Co.	63,665	73,643,215
GE HealthCare Technologies, Inc.	37,394	2,663,575
Gilead Sciences, Inc.	100,539	14,712,877
IDEXX Laboratories, Inc.(a)	6,576	3,660,793
Incyte Corp.(a)	13,144	1,619,604
Insulet Corp.(a)	5,231	777,640
Intuitive Surgical, Inc.(a)	29,101	10,967,003
Johnson & Johnson	194,926	51,821,077
Labcorp Holdings, Inc.	6,732	2,239,467
McKesson Corp.	9,808	8,683,219
Medtronic PLC	106,819	9,683,142
Merck & Co., Inc.	199,985	29,549,784
Mettler-Toledo International, Inc.(a)	1,215	1,707,245
Regeneron Pharmaceuticals, Inc.	7,838	6,263,189
ResMed, Inc.	11,609	2,787,321
Revvity, Inc.	9,283	1,194,444
STERIS PLC	7,474	1,738,751
Stryker Corp.	28,290	9,160,302
Thermo Fisher Scientific, Inc.	30,091	18,569,156
Vertex Pharmaceuticals, Inc.(a)	20,698	11,270,475
Waters Corp.(a)	7,646	3,170,261
West Pharmaceutical Services, Inc.	5,292	1,805,154
		368,759,530

Industrial Products - 3.5%
3M Co.	42,215	7,253,803
A.O. Smith Corp.	9,044	534,772
Allegion PLC	6,844	1,062,531
Carrier Global Corp.	66,315	3,860,859
Cummins, Inc.	11,137	6,285,723
Dover Corp.	11,115	2,158,866
DuPont de Nemours, Inc.	11,474	1,544,331
Emerson Electric Co.	46,912	7,151,265
GE Vernova, Inc.	21,649	19,452,276
Generac Holdings, Inc.(a)	4,644	860,905
Hubbell, Inc.	4,373	1,980,969
IDEX Corp.	5,476	1,252,033
Illinois Tool Works, Inc.	21,861	6,019,864
Ingersoll Rand, Inc.	30,019	2,312,964
Johnson Controls International PLC	50,499	6,980,982
Lennox International, Inc.	2,436	932,111
Nordson Corp.	4,406	1,417,498
Otis Worldwide Corp.	32,528	2,313,717

Pentair PLC	13,337	$806,355
Rockwell Automation, Inc.	9,029	3,832,178
TE Connectivity PLC	24,205	4,968,076
Trane Technologies PLC	17,960	7,981,424
Trimble, Inc.(a)	19,601	1,174,884
Veralto Corp.	20,074	1,978,694
Vertiv Holdings Co. - Class A	31,354	8,111,907
Westinghouse Air Brake Technologies Corp.	13,673	3,909,521
Xylem, Inc.	19,841	2,184,692
		108,323,200

Industrial Services - 2.8%
C.H. Robinson Worldwide, Inc.	9,347	1,398,872
Cintas Corp.	28,246	5,699,760
Comfort Systems USA, Inc.	2,691	4,159,264
CSX Corp.	156,235	7,891,430
Expeditors International of Washington, Inc.	11,099	2,104,925
Fastenal Co.	94,931	4,681,048
Fedex Freight Holding Co., Inc.(a)	8,749	1,170,091
J.B. Hunt Transport Services, Inc.	6,478	1,719,715
Norfolk Southern Corp.	18,109	6,207,584
Old Dominion Freight Line, Inc.	15,265	3,052,389
Quanta Services, Inc.	11,952	7,255,940
Republic Services, Inc. - Class A	16,130	3,563,440
Rollins, Inc.	23,462	846,274
Union Pacific Corp.	48,064	14,451,403
United Parcel Service, Inc. - Class B	60,592	6,315,504
United Rentals, Inc.	4,987	5,176,506
W.W. Grainger, Inc.	3,223	4,220,486
Waste Management, Inc.	30,260	6,624,519
		86,539,150

Materials - 2.8%
Air Products and Chemicals, Inc.	17,953	5,555,735
Albemarle Corp.	9,287	1,253,466
Avery Dennison Corp.	6,470	1,126,492
CF Industries Holdings, Inc.	13,208	1,717,436
Corteva, Inc.	56,299	4,764,584
CRH PLC	54,496	5,138,428
Ecolab, Inc.	21,332	6,041,223
Freeport-McMoRan, Inc.	119,639	9,061,458
Linde PLC	37,227	18,225,595
Martin Marietta Materials, Inc.	4,701	2,438,409
Newmont Corp.	86,436	10,896,122
Nucor Corp.	19,229	4,800,328
Packaging Corp. of America	7,013	1,640,621
PPG Industries, Inc.	18,183	2,039,587
Qnity Electronics, Inc.	16,731	1,998,183

Sherwin-Williams Co.	19,220	$6,511,928
Steel Dynamics, Inc.	11,161	2,596,272
Vulcan Materials Co.	10,869	2,930,065
		88,735,932

Media - 6.4%
Alphabet, Inc. - Class A	474,822	161,130,846
Booking Holdings, Inc.	62,738	12,490,508
DoorDash, Inc. - Class A(a)	30,843	7,147,557
Expedia Group, Inc. - Class A	9,425	2,988,856
GoDaddy, Inc. - Class A(a)	11,371	1,112,994
Reddit, Inc. - Class A(a)	10,509	1,553,335
Trade Desk, Inc. - Class A(a)	36,896	506,213
Uber Technologies, Inc.(a)	164,257	12,426,042
VeriSign, Inc.	6,592	1,900,342
		201,256,693

Oil & Gas - 2.9%
ConocoPhillips	98,650	13,070,139
Diamondback Energy, Inc.	15,709	3,149,340
EOG Resources, Inc.	43,126	6,251,545
ExxonMobil Holdings Corp.	334,312	53,807,516
Halliburton Co.	71,117	2,620,661
Occidental Petroleum Corp.	58,783	3,537,561
SLB Ltd.	124,556	7,485,816
Texas Pacific Land Corp.	4,659	1,744,050
		91,666,628

Real Estate - 1.1%
CoStar Group, Inc.(a)	34,520	1,107,057
Equinix, Inc. - REIT	7,689	8,048,230
Prologis, Inc. - REIT	77,159	10,796,087
Welltower, Inc. - REIT	56,859	13,432,370
Weyerhaeuser Co. - REIT	60,184	1,406,500
		34,790,244

Renewable Energy - 0.1%
First Solar, Inc.(a)	8,769	1,770,461

Retail & Wholesale - Discretionary - 2.7%
AutoZone, Inc.(a)	1,148	3,433,943
Best Buy Co., Inc.	15,597	1,250,099
Builders FirstSource, Inc.(a)	8,925	592,620
Copart, Inc.(a)	73,009	2,408,567
eBay, Inc.	38,397	3,976,393
Ferguson Enterprises, Inc.	15,695	3,523,684
Genuine Parts Co.	11,195	1,518,826
Home Depot, Inc.	81,243	26,633,893

Lowe's Cos., Inc.	45,896	$9,394,911
Lululemon Athletica, Inc.(a)	8,926	1,073,441
O'Reilly Automotive, Inc.(a)	67,107	5,959,102
Ross Stores, Inc.	26,658	6,092,419
TJX Cos., Inc.	89,549	11,991,507
Tractor Supply Co.	43,572	1,520,663
Ulta Beauty, Inc.(a)	3,286	1,764,911
Williams-Sonoma, Inc.	9,547	2,179,103
		83,314,082

Retail & Wholesale - Staples - 0.3%
Archer-Daniels-Midland Co.	39,375	3,200,794
Target Corp.	37,214	5,986,988
		9,187,782

Software & Tech Services - 15.3%
Accenture PLC - Class A	49,708	9,432,590
Adobe, Inc.(a)	32,723	9,580,967
Akamai Technologies, Inc.(a)	11,589	1,258,797
Autodesk, Inc.(a)	17,512	4,527,377
Cadence Design Systems, Inc.(a)	22,191	7,517,867
CDW Corp.	10,849	1,644,492
Cognizant Technology Solutions Corp. - Class A	40,842	2,637,576
CrowdStrike Holdings, Inc. - Class A(a)	82,190	18,985,890
Fortinet, Inc.(a)	52,239	8,929,212
Gartner, Inc.(a)	6,412	1,270,281
International Business Machines Corp.	76,060	17,788,152
Microsoft Corp.	601,553	305,161,822
Oracle Corp.	136,891	20,413,186
Palo Alto Networks, Inc.(a)	65,661	25,091,038
PTC, Inc.(a)	9,405	1,464,735
Roper Technologies, Inc.	8,782	3,729,189
Salesforce, Inc.	65,839	16,956,176
ServiceNow, Inc.(a)	85,896	12,711,749
Synopsys, Inc.(a)	15,215	6,688,362
Tyler Technologies, Inc.(a)	3,018	1,123,360
Workday, Inc. - Class A(a)	17,653	3,485,585
		480,398,403

Tech Hardware & Semiconductors - 44.2%(c)
Advanced Micro Devices, Inc.(a)	131,449	61,875,673
Analog Devices, Inc.	39,318	14,238,620
Apple, Inc.	1,189,363	376,849,667
Applied Materials, Inc.	64,664	29,641,331
Arista Networks, Inc.(a)	83,610	16,361,641
Broadcom, Inc.	382,026	141,479,509
Ciena Corp.(a)	11,460	4,386,888
Cisco Systems, Inc.	322,519	35,635,124

Coherent Corp.(a)	15,410	$4,281,360
Corning, Inc.	64,179	9,545,343
F5, Inc.(a)	4,566	1,858,956
Flex Ltd.(a)	29,508	3,223,749
Garmin Ltd.	13,405	3,808,494
Jabil, Inc.	8,774	2,678,351
KLA Corp.	105,333	18,480,675
Lam Research Corp.	101,694	30,659,724
Lumentum Holdings, Inc.(a)	6,113	5,591,928
Marvell Technology, Inc.	70,619	14,947,217
Microchip Technology, Inc.	44,848	3,294,086
Micron Technology, Inc.	90,880	87,129,382
Monolithic Power Systems, Inc.	3,955	5,014,030
NetApp, Inc.	16,144	2,991,322
NVIDIA Corp.	1,961,359	433,028,840
NXP Semiconductors NV	20,319	4,564,460
ON Semiconductor Corp.(a)	34,530	2,558,328
QUALCOMM, Inc.	84,890	14,472,047
Sandisk Corp.(a)	11,850	18,565,395
Seagate Technology Holdings PLC	17,889	14,818,890
Skyworks Solutions, Inc.	11,775	789,043
Teradyne, Inc.	13,132	4,593,968
Texas Instruments, Inc.	73,365	19,141,662
Zebra Technologies Corp. - Class A(a)	3,385	1,196,767
		1,387,702,470

Utilities - 0.2%
Constellation Energy Corp.	25,912	7,119,840

TOTAL COMMON STOCKS (Cost $2,325,378,743)		3,126,103,507

RIGHTS - 0.0%	Shares	Value
TPG, Inc.(a)	14,708	—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS - 99.7% (Cost $2,325,378,743)		$3,126,103,507
Other Assets in Excess of Liabilities - 0.3%		9,821,094
TOTAL NET ASSETS - 100.0%		$3,135,924,601

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.